Loans and Allowance for Credit Losses (Loans by Domicile and Industry of Borrower Segment Classification) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2017	Mar. 31, 2016
Loans and Leases Receivable Disclosure [Line Items]
Unearned income, unamortized premiums-net and deferred loan fees-net		¥ (288,507)	¥ (299,567)
Total Loans, net	[1]	118,214,972	122,790,958
Loans held for sale		185,940	100,889
Domestic [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		67,006,528	72,435,938
Domestic [Member] | Manufacturing [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		11,796,803	12,158,642
Domestic [Member] | Construction [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		819,262	913,180
Domestic [Member] | Real Estate [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		11,622,372	11,175,130
Domestic [Member] | Services [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		2,549,300	2,503,446
Domestic [Member] | Wholesale and Retail [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		7,970,579	7,891,364
Domestic [Member] | Banks and Other Financial Institutions [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans	[2]	5,223,906	5,146,932
Domestic [Member] | Communication and Information Services [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		1,634,584	1,509,858
Domestic [Member] | Other Industries [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		8,898,712	14,739,826
Domestic [Member] | Consumer [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		16,491,010	16,397,560
Foreign [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		51,496,951	50,654,587
Total Loans, net		51,191,297	50,359,697
Foreign [Member] | Governments and Official Institutions [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		1,037,795	1,125,031
Foreign [Member] | Banks and Other Financial Institutions [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans	[2]	13,844,964	13,654,335
Foreign [Member] | Commercial and Industrial [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		30,279,641	30,056,474
Foreign [Member] | Other [Member]
Loans and Leases Receivable Disclosure [Line Items]
Loans		¥ 6,334,551	¥ 5,818,747

[1]	The above table includes loans held for sale of ¥100,889 million and ¥185,940 million at March 31, 2016 and 2017, respectively.
[2]	Loans to so-called "non-bank finance companies" are generally included in the "Banks and other financial institutions" category. Non-bank finance companies are primarily engaged in consumer lending, factoring and credit card businesses.